INVENTORY (Detail Textuals) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Classes of current inventories [abstract]
Inventory expensed and included in cost of sales	$ 3,575,132	$ 637,751
Fair value change in biological assets	$ 158,676	$ 163,754